GOODWILL - Changes in carrying amount (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2023 CNY (¥)
GOODWILL
Gross carrying values	¥ 5,888	¥ 5,642		¥ 5,757
Accumulated impairment loss	(460)	(421)		(439)
Goodwill	5,428	5,221	$ 776	5,318
Net foreign exchange-goodwill	246	(115)
Net foreign exchange-impairment loss	¥ (39)	¥ 18
Hypothetical decline in projected cash flow or increase in the discount rate (as a percent)	5.00%	5.00%	5.00%
Legacy Huazhu
GOODWILL
Gross carrying values	¥ 3,036	¥ 3,036		3,036
Accumulated impairment loss	(4)	(4)		(4)
Goodwill	¥ 3,032	¥ 3,032		3,032
Percentage of fair value exceeded the carrying value	100.00%	100.00%	100.00%
Legacy DH
GOODWILL
Gross carrying values	¥ 2,852	¥ 2,606		2,721
Accumulated impairment loss	(456)	(417)		(435)
Goodwill	2,396	2,189		¥ 2,286
Net foreign exchange-goodwill	246	(115)
Net foreign exchange-impairment loss	¥ (39)	¥ 18
Percentage of fair value exceeded the carrying value	70.00%	36.00%	70.00%